STOCK OPTIONS AND WARRANTS (Narrative) (Details) (USD $)	0 Months Ended											1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended
	Dec. 13, 2013	Sep. 25, 2013	Jun. 03, 2013	May 23, 2013	Mar. 04, 2013	Mar. 20, 2015	Feb. 19, 2015	Feb. 11, 2015	Jan. 21, 2015	Dec. 19, 2014	Dec. 08, 2014	Jul. 08, 2014	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Aug. 12, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised	40,000
Exercise price of warrants			$ 0.05	$ 0.10	$ 0.05
Warrants exercised, shares		1,720,000	25,000	300,000	375,000
Series A Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants												$ 1.00
Term of warrants												3 years
Warrants exercised, shares						71,429	285,716	514,285	357,142	285,716	71,429
2005 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Available for issuance													10,000,000	10,000,000
Stock option grants													8,615,140	8,615,140
Options outstanding													153,000	153,000
2012 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Available for issuance													10,000,000	10,000,000
Stock option grants													4,300,000	3,300,000
Options outstanding													3,800,000	2,800,000
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding													3,953,000	2,953,000			1,989,000
Exercised														500,000
Expired														0
Stock compensation recognized														236,085
Unrecognized compensation expense														503,550
Unrecognized compensation cost, recognition period														2 years 9 months 29 days
Stock options [Member] | Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option grants													800,000
Grants in period, value													272,856
Options vested													500,000
Options expected to vest													300,000
Number of tranches into which options will vest													3
Stock options [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option grants														1,364,000
Grants in period, value														524,698
Options expected to vest														1,364,000
Vesting period														36 months
Stock options [Member] | Two directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option grants													200,000	100,000
Grants in period, value													73,589	50,972
Options expected to vest														100,000
Vesting period													12 months	12 months
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding													5,378,000	5,778,000			1,528,000
Exercised													400,000	300,000
Warrants exercised, shares														50,000
Warrants exercised using cashless provision, shares													400,000	250,000
Warrant [Member] | Capital Lease Obligations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period, value															31,788
Options expected to vest															50,000
Exercise price of warrants															$ 0.65
Term of warrants															5 years
Warrant [Member] | Series A Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option grants												2,000,000
Grants in period, value												908,059
Exercisable												2,000,000
Warrant [Member] | Term Loan [Member] | Heartland Bank [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option grants																2,500,000
Grants in period, value																$ 1,293,679
Exercise price of warrants																$ 1.00
Term of warrants																4 years